Share-based payment arrangements - Summary of share-based payments expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 7,945	$ 10,692
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,806	3,347
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,291	1,305
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	3,462	2,556
Deferred units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	(516)	2,270
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 902	$ 1,214